COMBINED CARVE-OUT BALANCE SHEET - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 1,673,000
Accounts receivable, trade	811,000
Due from a related party (Note 3(c))	70,000
Inventories	186,000
Prepaid expenses and other assets	460,000
Total current assets	3,200,000
FIXED ASSETS:
Vessels, net (Note 4)	45,728,000
Total fixed assets	45,728,000
OTHER NON-CURRENT ASSETS:
Deferred charges, net	152,000
Total assets	49,080,000
CURRENT LIABILITIES:
Accounts payable, trade and other	263,000
Due to related parties (Note 3)	59,000
Accrued liabilities	381,000
Deferred revenue	228,000
Total current liabilities	931,000
Commitments and contingencies (Note 5)
PARENT EQUITY:
Preferred stock, $0.01 par value; 100,000,000 shares authorized, 510,000 issued and outstanding as at December 31, 2021 and June 30, 2022 (Note 6)	5,000
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 8,820,240 and 29,829,092 issued and outstanding as at December 31, 2021 and June 30, 2022, respectively (Note 6)	88,000
Parent investment, net (Note 5)	47,991,000
Accumulated deficit	65,000
Total stockholders' equity	48,149,000	$ 4,000
Total liabilities and stockholders' equity	$ 49,080,000
OceanPal Inc. Predecessors
CURRENT ASSETS:
Cash and cash equivalents		1,939	$ 39,638
Accounts receivable, trade		32,680	1,035,069
Due from a related party (Note 3(c))		1,392,146	1,169,637
Inventories		143,701	181,973
Insurance claims			941,488
Prepaid expenses		674,710	869,662
Total current assets		2,245,176	4,237,467
FIXED ASSETS:
Vessels, net (Note 4)		31,207,386	32,249,299
Total fixed assets		31,207,386	32,249,299
OTHER NON-CURRENT ASSETS:
Deferred charges, net		584,017	701,773
Total assets		34,036,579	37,188,539
CURRENT LIABILITIES:
Accounts payable, trade and other		280,622	133,566
Due to related parties (Note 3)		22,930	115,280
Accrued liabilities		1,111,058	1,637,623
Deferred revenue		235,897
Total current liabilities		1,650,507	1,886,469
PARENT EQUITY:
Parent investment, net (Note 5)		140,925,220	144,274,678
Accumulated deficit		(108,539,148)	(108,972,608)
Total stockholders' equity		32,386,072	35,302,070
Total liabilities and stockholders' equity		$ 34,036,579	$ 37,188,539